Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2016
Taxes on Income [Abstract]
Schedule of deferred tax liabilities and assets
	December 31
	2016	2015

Net operating loss carry forward (1)	$7,623	$8,703
Net capital loss carry forward (1)	$5,899	$6,253
Allowances and provisions	110	107
Intangible assets, net	(119)	6

	13,513	15,069

Valuation allowance (2)	$(13,513)	$(15,069)

Net deferred tax Liability	$-	$-

(1)	See Note 16b.

(2)	In years 2016 and 2015, the Company has provided valuation allowances on deferred tax assets that results from tax loss carry forward and other reserves and allowances due to its history of operating and capital losses and current uncertainty about the ability to realize these deferred tax assets in the future. Net change in valuation allowance during 2016 was due to an increase of $ 540 in intangible assets balance and an increase of net operating loss carry forward.

Schedule of taxes on income (tax benefit)
	Year ended December 31,
	2016	2015	2014

Current	$7	$7	$108
Other	-	(29)	-

	$7	$(22)	$108

Domestic	$7	$(27)	$101
Foreign	-	5	7

	$7	$(22)	$108

Schedule of income (loss) before taxes on income
	Year ended December 31,
	2016	2015	2014

Domestic	$366	$285	$(405)
Foreign	1	27	80

	$367	$312	$(325)